Provisions and other non-financial liabilities - Types of Provisions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	$ 320,005,000	$ 311,197,000
Non-current	54,444,000	53,317,000
Total	$ 374,449,000	364,514,000
Potassium-lithium operations | Minimum
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	8
Potassium-lithium operations | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	25
Nitrate-iodine operations | Minimum
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	11
Nitrate-iodine operations | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	22
Legal complaints
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	$ 12,335,000	8,957,000
Non-current	0	106,000
Total	12,335,000	9,063,000
Provision for dismantling, restoration and rehabilitation cost
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	0	0
Non-current	53,634,000	53,011,000
Total	53,634,000	53,011,000
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	307,670,000	302,240,000
Non-current	810,000	200,000
Total	$ 308,480,000	$ 302,440,000